PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Schedule of condensed balance sheet

	2025	2024
ASSETS
Cash and cash equivalents	$734	$2,190
Investment in banking subsidiaries	78,400	72,036
Other assets	—	—
Total assets	79,134	74,226

LIABILITIES AND EQUITY
Debt	7,750	7,750
Accrued expenses and other liabilities	245	245
Total shareholders’ equity	71,139	66,231
Total liabilities and shareholders’ equity	$79,134	$74,226

Schedule of condensed income statement

	2025	2024
INCOME
Dividends from Subsidiaries and equity in undistributed earnings	$5,014	$5,633
Other income	—	—
TOTAL INCOME	5,014	5,633

Interest expense	446	446
Other expenses	29	62
TOTAL EXPENSES	475	508

Income before income taxes	4,539	5,125
Tax benefit	—	(5)
NET INCOME	$4,539	$5,130

Schedule of condensed statement of cash flows

	2025	2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$4,539	$5,130
Adjustments to reconcile net income to net cash
provided by operating activities:
Equity in undistributed earnings of subsidiaries	(5,015)	(2,783)
Change in other assets	—	483
Change in other liabilities	—	—
Net cash (used in) provided by operating activities	(476)	2,830

CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of borrowings	—	—
Dividends paid	(980)	(980)
Net cash used in financing activities	(980)	(980)

NET CHANGE IN CASH AND CASH EQUIVALENTS	(1,456)	1,850

Cash and cash equivalents at beginning of year	2,190	340

CASH AND CASH EQUIVALENTS AT END OF YEAR	$734	$2,190